Leases - Schedule of Maturities of Lease Liabilities for the Company's Operating and Finance Leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022 (remaining nine months)	$ 315	$ 326
2023	428	332
2024	440	341
2025	440	282
2026	355	180
Thereafter	15	0
Total lease payments	1,993	1,461
Less: imputed interest	(344)	(241)
Total operating lease liabilities	1,649	1,220	$ 1,414
2022 (remaining nine months)	30	40
2023	40	40
2024	40	40
2025	7	7
2026	0	0
Thereafter	0	0
Total lease payments	117	127
Less: imputed interest	(10)	(13)
Present value of lease liabilities	107	114	$ 145
2022 (remaining nine months)	345	366
2023	468	372
2024	480	381
2025	447	289
2026	355	180
Thereafter	15	0
Total lease payments	2,110	1,588
Less: imputed interest	(354)	(254)
Present value of lease liabilities	$ 1,756	$ 1,334